CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 17,983	$ 40,405	$ 49,761
Marketable securities	16,462	40,081	118,509
Prepaid expenses and other current assets	11,914	1,030	4,578
Total current assets	46,359	81,516	172,848
Property and equipment, net	1,201	1,911	3,322
Right-of-use assets	2,878	4,149	6,539
Restricted cash	1,004	1,004	1,004
Total assets	51,442	88,580	183,713
Current liabilities:
Accounts payable	365	12	1,818
Accrued expenses and other current liabilities	17,853	12,291	11,278
Operating lease liabilities, current portion	1,974	3,048	2,966
Financing lease liabilities	4	11	24
Total current liabilities	20,196	15,362	16,086
Operating lease liabilities, net of current portion	928	1,224	3,824
Other non-current liabilities	1	3	206
Total liabilities	21,125	16,589	20,116
Commitments and contingencies (Note 10)
Redeemable convertible preferred stock	330,028	338,028	338,028
Stockholders' deficit:
Common stock	2	1	1
Additional paid-in-capital	41,722	29,874	20,923
Accumulated other comprehensive income (loss)	(3)	23	(27)
Accumulated deficit	(341,432)	(295,935)	(195,328)
Total stockholders' deficit	(299,711)	(266,037)	(174,431)
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	$ 51,442	$ 88,580	$ 183,713